Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Due from related parties-current:	$ 901	$ 2,125
Equity investment in Scorpio Tankers Inc.	0	27,607	$ 24,116
Liabilities:
Due to related parties-current :	5	107
Due to related parties redeemable notes	0	53,015
Scorpio Kamsarmax Pool
Assets
Due from related parties-current:	297	559
Scorpio Ultramax Pool
Assets
Due from related parties-current:	604	1,566
Scorpio Tankers Inc.
Assets
Equity investment in Scorpio Tankers Inc.	0	27,607
SCM
Liabilities:
Due to related parties-current :	0	107
SSH
Liabilities:
Due to related parties-current :	5	0
Marubeni Corporation
Liabilities:
Due to related parties redeemable notes	0	27,422
INCJ, Ltd
Liabilities:
Due to related parties redeemable notes	0	23,857
Mitsui O.S.K, Lines Ltd.
Liabilities:
Due to related parties redeemable notes	$ 0	$ 1,736